Changes in Accumulated Other Comprehensive Income (AOCI) by Component (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Tax expense	$ (138,976)	$ (305,286)
Net reclassified amount	269,777	592,615
Amounts Reclassified from AOCI | Net unrealized gain (loss) on securities available-for-sale
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Realized gain on sale of securities, Total reclassified amount before tax	408,753	897,901
Tax expense	(138,976)	(305,286)
Net reclassified amount	$ 269,777	$ 592,615